Meeder
   Advisor Funds


   International Equity Fund
   2002 Semi-Annual Report
   June 30, 2002



                                 Meeder
                                    Advisor Funds
                                    6000 Memorial Drive, Dublin Ohio, 43017
                                    Call Toll Free 800-494-3539
                                    Local 614-766-7074  Fax 614-766-6669
                                    Distributed by Adviser Dealer Services, Inc.

To obtain a prospectus containing more information about the Fund, including fees and expenses that apply to a continued investment in the Fund, you may call
(800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Read the prospectus carefully before investing. Meeder Advisor Funds are distributed by Adviser Dealer Services, Inc., which is affiliated with Meeder Advisor Funds and The Flex-funds.

Meeder
Advisor Funds

International Equity Fund
--------------------------------------------------------------------------------
Performance Perspective

Period & Average Annual Total Returns                           3          Year-             1              Since
as of June 30, 2002                                        Months        to-Date          year          Inception
---------------------------------------------------------------------------------------------------------------------
International Equity Fund (Before sales charges)           -0.99%         -2.24%       -11.06%          -0.32%/1/
---------------------------------------------------------------------------------------------------------------------
International Equity Fund (After sales charges/3/)         -6.69%         -7.89%       -16.18%          -1.53%/1/
---------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                                            -2.57%         -1.62%        -9.49%          -0.34%/2/
---------------------------------------------------------------------------------------------------------------------
Average Foreign Stock Fund                                 -3.38%         -1.50%       -10.19%           0.56%/2/
---------------------------------------------------------------------------------------------------------------------

/1/ Inception Date: 9/2/97. /2/ Average annual total return from 9/1/97 to 6/30/02. /3/ Reflects the deduction of 5.75% sales charge.

Source for index and average fund data: Morningstar Inc. Michael Jennings

--------------------------------------------------------------------------------
Semi-Annual Market Perspective

[PHOTO]

Michael Jennings
Portfolio Manager

The International Equity Fund outperformed its benchmark index in the 2nd Quarter of 2002 with a -0.99% total return before sales charges, compared with the -2.57% total return for the MSCI EAFE Index over the same period. Year-to-date, the Fund returned -2.24% before sales charges, compared with the -1.62% year-to-date return for the MSCI EAFE index.

Global equity indices generally outperformed their U.S. counterparts in the first half of 2002. The ongoing concern over accounting practices in the U.S. led investors to demand a higher risk premium from equities. Lately, this concern has spread to European markets as well. Telecommunication, media, and technology stocks were especially hurt by the charges of fraud at WorldCom and the subsequent devaluation of the company's stock price. We reduced the Fund's exposure to these sectors in the 1st Quarter as these companies struggled to recover in this difficult market environment.

Our more defensive stance contributed to the favorable performance of the Fund in the 2nd Quarter. We adopted a bias toward dominant industry players and utility concerns, which have the ability to generate cash and provide a clear outlook to future earnings and growth rates. We have reduced our exposure to Japanese exporters due to the rising value of the yen relative to the U.S. dollar.

The decline in international equity markets hides the more positive underlying news on the global economy. We now expect a better picture for the U.S. economy in the quarters to come, but have reduced our expectations for growth the European market due to higher than anticipated inflation rates brought on by the introduction of the Euro currency this past January. The key risk for global equity markets going forward remains a sharp fall in the U.S. dollar and waning of confidence U.S. consumers.

Regional Holdings as of June 30, 2002

[CHART]

1) Europe                                           50%
2) United Kingdom                                   24%
3) Japan                                            20%
4) Pacific Rim (ex. Japan)                           3%
5) Australia/New Zealand                             3%


Regional holdings subject to change.

--------------------------------------------------------------------------------

Past performance is not a guarantee of future results. All performance figures represent period and average annual total returns for the periods ended June 30, 2002, and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of the International Equity Fund during the periods shown above.

In exchange for greater potential rewards, foreign investments involve greater risk than U.S. investments. These risks include political and economic uncertainties of foreign countries and currency fluctuations. These risks are magnified in countries with emerging markets, which may have relatively unstable governments and less established economies.

The MSCI EAFE Index is a widely recognized unmanaged index of over 1,000 stock prices from companies in Europe, Australia, and the Far East. Past performance of an index does not guarantee future results. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
2002 Semi-Annual Report | June 30, 2002                                        3

Schedule of Portfolio Investments
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                        International Equity Portfolio

                        International Equity Portfolio

              Security Description               Shares Value ($)
              --------------------               ------ ----------
                Common Stocks -- 95.2%
              Australia -- 2.9%
              BHP Billiton Ltd.                  57,000    330,890
              Macquarie Bank Ltd.                 4,000     65,941
              Woolworths Ltd.                    41,000    303,865
                                                        ----------
                                                           700,696
                                                        ----------
              Belgium -- 0.5%
              Delhaize Le Lion                    2,423    114,143
                                                        ----------
              Finland -- 1.7%
              Nokia oyj                          19,000    279,257
              UPM-Kymmene oyj                     3,540    139,940
                                                        ----------
                                                           419,197
                                                        ----------
              France -- 13.6%
              Air Liquide SA                     10,400    174,826
              Aventis SA                          1,212    187,214
              Axa                                 3,750    266,843
              BNP Paribas SA                      5,590    102,673
              Bouygues SA                         4,222    234,481
              Cap Gemini SA                       5,558    155,939
              Casino Guichard Perrachon           2,045     81,632
              Essilor International SA            1,398    118,890
              LaFarge                             4,400    179,654
              Pernod-Ricard                       2,391    239,499
              Sanofi Synthelabo SA                1,743    171,479
              Schneider SA                        4,000    244,367
              Suez SA                             2,303    124,364
              Total Fina SA                       8,100    216,896
              Valeo SA                            3,478    567,066
              Vinci                               2,978    124,339
                                                  1,926    131,129
                                                        ----------
                                                         3,321,291
                                                        ----------
              Germany -- 7.9%
              Allianz AG                          1,967    398,835
              Bayer AG                            3,040     97,834
              Bayerische Hypo-und Vereinsbank AG  2,000     65,456
              Deutsche Bank AG                    5,212    363,898
              Deutsche Boerse AG                  1,878     80,274
              Deutsche Lufthansa AG               3,500     49,984
              E.On AG                             4,209    245,239
              Fraport AG                          3,000     70,216
              Muenchener Rueckversicherungs --
               Gesellschaft AG                      558    132,815
              Schering AG                         2,957    187,042
              Siemens AG                          2,300    138,641
              Union Electric Fenosa               5,340     98,505
                                                        ----------
                                                         1,928,739
                                                        ----------
              Hong Kong -- 1.7%
              Hang Seng Bank Ltd.                 6,300     67,444
              Hutchison Whampoa Ltd.             20,800    155,337
              Li & Fung Ltd,                     72,969     98,230
              Sun Hung Kai Properties Ltd.       13,000     98,753
                                                        ----------
                                                           419,764
                                                        ----------
              Ireland -- 0.2%
              Independent News & Media PLC       23,007     45,634
                                                        ----------

          Security Description                       Shares Value ($)
          --------------------                       ------ ----------
            Common Stocks -- continued
          Italy -- 3.7%
          Assicurazioni Generali                      1,999     47,362
          Autostrade SpA                             24,621    205,330
          Banca Nazionale del Lavoro                 49,353     86,194
          ENI SpA                                    14,439    230,335
          Telecom Italia SpA                         24,029    189,335
          Unicredito Italiano SpA                    29,709    134,945
                                                            ----------
                                                               893,501
                                                            ----------
          Japan -- 18.9%
          Aichi Steel Corp.                          37,000    189,053
          Ariake Japan Co. Ltd                        4,300    165,412
          Asahi Breweries                            22,000    184,529
          Honda Motor Corp.                           5,300    215,404
          Kao Corp.                                   5,000    115,404
          Leopalace21 Corp. #                        50,000    355,411
          Mitsui Marine & Fire Insurance Co., Ltd.   45,000    242,725
          NEC Corp.                                  20,000    139,488
          NTT DoCoMo Inc.                                20     49,339
          Nippon Telegraph & Telephone Corp.             29    119,560
          Nomura Securities Co., Ltd.                 6,000     88,309
          Rohm Co., Ltd.                              1,700    254,332
          Sanyo Electric Co., Ltd.                   58,000    253,671
          Seven-Eleven Japan Co. Ltd.                 1,000     39,471
          Sony Corp.                                  7,100    378,215
          Sumitomo Electric Industries               27,000    187,632
          Takeda Chemical Industries                  9,000    395,886
          Tokyo Electric Power Co.                    9,100    187,586
          Tokyo Gas Co.                              70,000    194,932
          Toyoda Automatic Looms Works, Ltd.         15,000    244,230
          Toyota Motor Corp.                         18,200    483,994
          Yamato Transport Co., Ltd.                  6,000    109,634
                                                            ----------
                                                             4,594,217
                                                            ----------
          Netherlands -- 8.5%
          Aegon NV                                    5,515    115,461
          Akzo Nobel NV #                             3,074    134,415
          Elsevier NV                                11,024    150,876
          Heineken NV                                 6,081    268,010
          ING Groep NV                               10,247    264,224
          Koninklijke Ahold NV                        4,500     95,059
          Koninklijke Philips Electronics NV          7,700    215,883
          Royal Dutch Petroleum Co.                  10,500    587,314
          Vedior NV                                   5,585     77,545
          Verenigde Nederlandse Uitgeversbedrijven
           Verenigd Bezit                             5,819    162,396
                                                            ----------
                                                             2,071,183
                                                            ----------
          New Zealand -- 0.2%
          Fisher & Paykel Healthcare Corp.            4,540     18,229
          Fisher & Paykel Appliances Holdings Ltd. #  4,730     21,179
                                                            ----------
                                                                39,408
                                                            ----------
          Norway -- 1.0%
          DnB Holding ASA                            13,429     73,239
          Tandberg ASA #                              7,000     82,607
          Telenor ASA                                22,400     79,452
                                                            ----------
                                                               235,298
                                                            ----------

Schedule of Portfolio Investments
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                        International Equity Portfolio

                        International Equity Portfolio

             Security Description                 Shares Value ($)
             --------------------                 ------ ----------
               Common Stocks -- continued
             Portugal -- 0.7%
             Portugal Telecom SA                  25,329    179,608
                                                         ----------
             Singapore -- 1.6%
             Sinapore Airlines                    17,000    124,081
             Singapore Press Holdings Ltd.        10,000    112,595
             United Overseas Bank Ltd.            22,000    158,085
                                                         ----------
                                                            394,761
                                                         ----------
             Spain -- 1.5%
             Endesa SA                            12,021    175,370
             Telefonica SA                        22,281    187,826
                                                         ----------
                                                            363,196
                                                         ----------
             Sweden -- 1.7%
             Svenska Handelsbanken AB #           16,400    251,758
             Volvo AB                              8,234    171,384
                                                         ----------
                                                            423,142
                                                         ----------
             Switzerland -- 6.2%
             Clariant AG                           3,200     76,442
             Nestle SA                             1,934    452,863
             Novartis AG                           8,797    388,531
             Roche Holdings AG                     1,019     77,358
             UBS AG                                9,985    504,337
                                                         ----------
                                                          1,499,531
                                                         ----------
             United Kingdom -- 22.7%
             AWG PLC                               3,200     26,951
             Amvescap PLC                          2,193     17,949
             AstraZeneca PLC                       7,000    291,131
             BP Amoco PLC                         73,000    615,935
             BT Group PLC                         20,000     77,178
             Barclays PLC                         23,532    198,911
             Batm Advanced Communications, Ltd. #  9,500      2,909
             British American Tobacco PLC         15,220    164,310
             British Sky Broadcasting Group PLC # 27,368    263,605
             Canary Wharf Group PLC #             10,500     71,550
             Capita Group PLC                     22,000    105,108
             Diageo PLC                           19,620    255,976

          Security Description                     Shares  Value ($)
          --------------------                     ------- ----------
            Common Stocks -- continued
          Exel PLC                                  14,500    185,513
          Fibernet Group PLC #                       8,200      6,090
          Glaxosmithkline PLC                       29,470    639,907
          HBOS PLC                                  21,330    231,905
          HSBC Holdings PLC                         33,177    383,316
          International Power PLC                   15,400     39,617
          Kingfisher PLC                             5,454     26,412
          Lattice Group PLC                         36,280     95,000
          Legal & General Group PLC                 60,000    120,130
          Lloyds TSB Group PLC                      23,000    229,986
          Luminar PLC                                3,000     37,555
          National Grid Group PLC                    9,500     67,791
          Provident Financial PLC                    5,144     54,430
          Prudential PLC                            22,000    202,132
          QXLRicardo PLC #                          85,000        586
          Railtrack Group PLC **                     3,521         --
          Rank Group PLC                            17,875     73,220
          Rio Tinto PLC                              3,500     64,475
          Royal Bank of Scotland Group PLC           9,061    258,077
          Sage Group PLC                            18,000     46,720
          Sainsbury (J) PLC                         29,000    158,091
          United Utilities                          14,600    136,601
          Vodafone Group PLC                       275,000    378,997
                                                           ----------
                                                            5,528,064
                                                           ----------
          Total Common Stocks
           (Cost $24,755,461)                              23,171,373
                                                           ----------
          Total Investments -- 95.2%
           (Cost $24,755,461)                              23,171,373
                                                           ----------
          Other Assets less Liabilities -- 4.8%             1,196,854
                                                           ----------
          Total Net Assets -- 100.0%                       24,368,227
                                                           ----------
            Trustee Deferred Compensation*
          Flex-funds Highlands Growth Fund             571      7,617
          Flex-funds Muirfield Fund                  1,230      5,055
          Flex-funds Total Return Utilities Fund       257      3,683
          Meeder Advisor International Equity Fund     511      5,136
                                                           ----------
          Total Trustee Deferred Compensation
           (Cost $29,312)                                      21,491
                                                           ----------

Schedule of Portfolio Investments
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

                        International Equity Portfolio



  Forward Currency Contracts
                                                                       Unrealized
                    Contract Amount  Contract Amount Contract Value   Appreciation  Delivery
Currency Purchased in Local Currency in U.S. Dollars in U.S. Dollars (Depreciation)   Date
------------------ ----------------- --------------- --------------- -------------- --------
Australian Dollar        (121,013)       (67,949)        (68,203)         (254)      7/2/02
British Pound              22,131         33,838          33,890            52       7/1/02
Hong Kong Dollar         (573,154)       (73,478)        (73,483)           (5)      7/1/02
Japanese Yen          (19,116,324)      (160,050)       (159,862)          188       7/2/02

#  Represents non-income producing securities.
* Assets of affiliates to the International Equity Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.
** Shares suspended and company declared insolvent.

   Portfolio Composition by Industry as of June 30, 2002 (as a percent of total investments):

                   Capital Goods, Materials & Services  17.8%
                   Consumer Goods                       10.4%
                   Finance                              25.5%
                   Health                               11.1%
                   Technology                            5.6%
                   Transportation                        7.8%
                   Utilities                            21.8%
                                                       ------
                   Total                               100.0%
                                                       ------

See accompanying notes to financial statements.

Statement of Assets & Liabilities
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                                             International
                                                                              Equity Fund
                                                                             -------------
Assets
Investments in corresponding portfolio, at value                              $14,686,121
Other assets                                                                        8,054
------------------------------------------------------------------------------------------
Total Assets                                                                   14,694,175
------------------------------------------------------------------------------------------

Liabilities
Accrued distribution plan fees (12b-1) and shareholder service fees                 3,388
Accrued transfer agent, fund accounting and administrative fees                     4,163
Accrued audit fees                                                                  5,424
Other accrued liabilities                                                          10,936
------------------------------------------------------------------------------------------
Total Liabilities                                                                  23,911
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Total Net Assets                                                              $14,670,264
------------------------------------------------------------------------------------------

Net Assets
Capital                                                                       $20,762,589
Accumulated undistributed (distributions in excess of) net investment income      (44,604)
Accumulated undistributed net realized gain (loss) from investments            (3,770,999)
Net unrealized appreciation (depreciation) of investments                      (2,276,722)
------------------------------------------------------------------------------------------
Total Net Assets                                                              $14,670,264
------------------------------------------------------------------------------------------

Capital Stock Outstanding                                                       1,460,241
 (indefinite number of shares authorized, $0.10 par value)
Net Asset Value -- Redemption Price Per Share                                 $     10.05
Maximum Sales Charge                                                                5.75%
Maximum Offering Price Per Share                                              $     10.66

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                                                      International
                                                                                       Equity Fund
                                                                                      -------------
Net Investment Income from Corresponding Portfolio
Interest                                                                                $   1,306
Dividends                                                                                 186,787
Foreign taxes withheld                                                                    (17,585)
Expenses                                                                                 (114,584)
---------------------------------------------------------------------------------------------------
Total Net Investment Income from Corresponding Portfolio                                   55,924
---------------------------------------------------------------------------------------------------

Fund Expenses
Fund accounting                                                                            14,876
Transfer agent                                                                              8,204
Administrative                                                                              3,643
Distribution plan and shareholder service                                                   6,557
Audit                                                                                       7,924
Trustee                                                                                     5,734
Registration and filing                                                                     5,221
Amortization of organizational costs                                                        3,885
Printing                                                                                    3,171
Legal                                                                                       1,124
Postage                                                                                     1,251
Insurance                                                                                   1,424
Other                                                                                       8,497
---------------------------------------------------------------------------------------------------
Total Expenses                                                                             71,511
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                              (15,587)
---------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss) from Investments from Corresponding Portfolio
Net realized gains (losses) from investments and foreign currency transactions           (752,270)
Net change in unrealized appreciation (depreciation) of investments                       418,516
---------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) from Investments from Corresponding Portfolio    (333,754)
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Net Change in Net Assets Resulting from Operations                                      $(349,341)
---------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                    International Equity Fund
                                                                    -------------------------
                                                                        2002         2001
                                                                    -----------  ------------
Operations
Net investment income (loss)                                        $   (15,587) $    (73,813)
Net realized gain (loss) from investments and futures contracts        (752,270)   (2,954,523)
Net change in unrealized appreciation (depreciation) of investments     418,516    (3,466,068)
----------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                     (349,341)   (6,494,404)
----------------------------------------------------------------------------------------------

Capital Transactions
Issued                                                                  376,811    13,199,362
Redeemed                                                               (628,112)  (12,626,231)
----------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions           (251,301)      573,131
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Change in Net Assets                                             (600,642)   (5,921,273)
----------------------------------------------------------------------------------------------
Net Assets -- Beginning of Period                                    15,270,906    21,192,179
----------------------------------------------------------------------------------------------
Net Assets -- End of Period                                         $14,670,264  $ 15,270,906
----------------------------------------------------------------------------------------------

Share Transactions
Issued                                                                   38,244     1,145,621
Redeemed                                                                (62,871)   (1,236,631)
----------------------------------------------------------------------------------------------
Net change in shares                                                    (24,627)      (91,010)
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Financial Highlights
For a Share Outstanding Through the Six Months Ended June 30, 2002 (unaudited) and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

International Equity Fund

                                                   2002       2001      2000      1999     1998    1997*
                                                -------     --------  --------  -------  -------  -------
Net Asset Value, Beginning of Period            $ 10.28     $  13.45  $  17.37  $ 14.47  $ 12.18  $ 12.50
----------------------------------------------------------------------------------------------------------

Income from Investment Operations
Net investment income (loss)                      (0.01)       (0.05)    (0.06)   (0.04)   (0.02)   (0.02)
Net gains (losses) on securities (both realized
  and unrealized)                                 (0.22)       (3.12)    (2.26)    4.31     2.43    (0.30)
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                  (0.23)       (3.17)    (2.32)    4.27     2.41    (0.32)
----------------------------------------------------------------------------------------------------------

Less Distributions
In excess of net investment income                   --           --        --       --    (0.04)      --
From net capital gains                               --           --     (1.47)   (1.37)   (0.08)      --
In excess of net capital gains                       --           --     (0.08)      --       --       --
From tax return of capital                           --           --     (0.05)      --       --       --
----------------------------------------------------------------------------------------------------------
Total Distributions                                  --           --     (1.60)   (1.37)   (0.12)      --
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $ 10.05     $  10.28  $  13.45  $ 17.37  $ 14.47  $ 12.18
----------------------------------------------------------------------------------------------------------

Total Return (excludes sales and redemption
  charges and assumes reinvestment of
  distributions)(1)                              (2.24%)     (23.40%)  (13.37%)  30.07%   19.78%   (2.56%)

Ratios/Supplemental Data
Net assets, end of period ($000)                $14,670     $ 15,271  $ 21,192  $23,474  $18,273  $12,190
Ratio of net expenses to average net assets(2)    2.55%        1.99%     1.87%    2.00%    2.00%    2.00%
Ratio of net investment income (loss) to
  average net assets(2)                          (0.21%)      (0.34%)   (0.41%)  (0.28%)  (0.18%)  (0.43%)
Ratio of expenses to average net assets before
  reductions(2)                                   2.55%        1.99%     1.87%    2.37%    2.17%    2.68%
Portfolio turnover rate(1)                       13.77% (3)   94.20%    69.03%   72.52%   86.13%   12.71%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
(3) Represents turnover rate of corresponding portfolio.
*   Commenced operations on September 2, 1997.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

The Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. At June 30, 2002, the Trust consisted of seven series. The accompanying financial statements relate only to the International Equity Fund (the "Fund"). Shares of the Fund are subject to an initial sales charge imposed at the time of purchase and certain redemptions may have a contingent deferred sales charge applied to it in accordance with the Fund's prospectus. The Fund invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                              Percentage of
                                                             Portfolio Owned
                                                              by Fund as of
    Fund                      Portfolio                       June 30, 2002
    ----                      ---------                      ---------------
    International Equity Fund International Equity Portfolio       60%

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of investments. The Fund records its investment in the corresponding Portfolio at value. Valuation of securities held by the Portfolio is discussed in the Portfolio's notes to financial statements included elsewhere in this report.

Federal income taxes. It is the Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends from net investment income and net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, and differing treatments of unrealized gains and losses of futures contracts held by the Fund's corresponding Portfolio, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets. Differences identified and reclasses made for the period ended December 31, 2001 were as follows:

                                                          Undistributed Net
                                        Undistributed Net Realized Gains and
                              Capital   Investment Income       Losses
                             ---------  ----------------- ------------------
   International Equity Fund ($116,964)     ($44,137)          $161,101

Investment income & expenses. The Fund records daily its proportionate share of the corresponding Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual fund of the Trust are allocated to the Fund based on the Fund's relative net assets or other appropriate basis.

The costs related to the organization of the Fund has been deferred and is being amortized by the Fund on a straight-line basis over a five-year period. As of June 30, 2002, organizational costs for the Fund have been fully amortized.

2.  Agreements and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. Under a separate Investment Subadvisory Agreement with MAM, CGU Fund Management ("CGU") serves as subadvisor of the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.12% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for the Fund. MFSCo has voluntarily reduced the basis point fee by 0.02% even though the Fund is not currently subject to an expense cap.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MFSCo serves as accounting services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of:

    a. 0.03% of the first $100 million of average daily net assets, 0.02% of the next $150 million of average daily net assets, and 0.01% in excess of $250 million of average daily net assets,

       or

    b. $30,000.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Fund has adopted a distribution and service plan with Adviser Dealer Services, Inc. (the "Distributor"). Under each plan, the Fund pays the Distributor fees at an annual rate of up to 0.25% of average daily net assets. The Fund does not pay the Distributor a distribution or service fee on certain assets.

For the six months ended June 30, 2002, the Distributor received $10 in sales commissions from the sale of the Funds shares.

3.  Federal Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward of $2,398,828 as of December 31, 2001, which is available to offset future capital gains, if any. This carryforward expires in 2009.

Statement of Assets & Liabilities
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                           International
                                                          Equity Portfolio
                                                          ----------------
      Assets
      Investments, at value*                                $23,171,373
      Trustee deferred compensation investments, at value        21,491
      Cash                                                      831,459
      Receivable for securities sold                            450,141
      Interest and dividend receivable                           61,269
      Prepaid expenses/other assets                               3,276
      --------------------------------------------------------------------
      Total Assets                                           24,539,009
      --------------------------------------------------------------------

      Liabilities
      Payable for securities purchased                           99,463
      Payable for Trustee Deferred Compensation Plan             21,491
      Payable for foreign currency contract                          19
      Payable to investment advisor                              18,234
      Other accrued liabilities                                  31,575
      --------------------------------------------------------------------
      Total Liabilities                                         170,782
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Total Net Assets                                      $24,368,227
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      *Investments, at cost                                 $24,755,461
      --------------------------------------------------------------------

See accompanying notes to financial statements.

Statement of Operations
For the Six Months Ended June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


                                                                                                    International
                                                                                                   Equity Portfolio
                                                                                                   ----------------
Investment Income
Interest                                                                                             $     2,162
Dividends                                                                                                309,402
Foreign taxes withheld                                                                                   (30,162)
-------------------------------------------------------------------------------------------------------------------
Total Investment Income                                                                                  281,402
-------------------------------------------------------------------------------------------------------------------

Expenses
Investment advisor                                                                                       120,599
Custodian                                                                                                 67,875
-------------------------------------------------------------------------------------------------------------------
Total Net Expenses                                                                                       188,474
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                     92,928
-------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions and distributions of realized gains by other
  investment companies                                                                                (1,154,509)
Net change in unrealized appreciation (depreciation) of investments                                      598,435
-------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) from Investments                                                (556,074)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Net Change in Net Assets Resulting from Operations                                                   $  (463,146)
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (unaudited) and the Year Ended December 31, 2001
--------------------------------------------------------------------------------

                                                                                        International Equity Portfolio
                                                                                        -----------------------------
                                                                                            2002           2001*
                                                                                         -----------     -----------
Operations
Net investment income (loss)                                                            $    92,928     $   (35,635)
Net realized gain (loss) from investments and futures contracts                          (1,154,509)       (463,823)
Net change in unrealized appreciation (depreciation) of investments                         598,435       1,162,350
----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                         (463,146)        662,892
----------------------------------------------------------------------------------------------------------------------

Transactions of Investors' Beneficial Interests
Contributions                                                                               386,710      27,884,528
Withdrawals                                                                                (716,513)     (3,386,244)
----------------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from transactions of investors' beneficial interests    (329,803)     24,498,284
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                                 (792,949)     25,161,176
----------------------------------------------------------------------------------------------------------------------
Net Assets -- Beginning of Period                                                        25,161,176              --
----------------------------------------------------------------------------------------------------------------------
Net Assets -- End of Period                                                             $24,368,227     $25,161,176
----------------------------------------------------------------------------------------------------------------------

* Commenced operations on November 2, 2001.

See accompanying notes to financial statements.

Financial Highlights
Ratios/Supplementary Data for the Six Months Ended June 30, 2002 (unaudited)
and Each Fiscal Year Ended December 31,
--------------------------------------------------------------------------------

International Equity Portfolio

                                                                 2002    2001*
                                                               -------  -------

Total Return(1)                                                 (0.78%)   2.49%
Net assets, end of period ($000)                               $24,368  $21,816
Ratio of net expenses to average net assets(2)                   1.56%    1.54%
Ratio of net investment income (loss) to average net assets(2)   0.77%   (0.86%)
Ratio of expenses to average net assets before reductions(2)     1.56%    1.54%
Portfolio turnover rate(1)                                      13.77%   94.20%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
*   Commenced operations on November 2, 2001.

See accompanying notes to financial statements.

Notes to Financial Statements
June 30, 2002 (unaudited)
--------------------------------------------------------------------------------


1.  Organization and Significant Accounting Policies

The International Equity Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-ended management investment company, which was organized as a trust under the laws of the State of New York. For federal income tax purposes, the Portfolio qualifies as a partnership, and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio pays no income dividend or capital gain distribution. The investment objective of the Portfolio is to seek long-term growth from investing primarily in equity securities of foreign issuers.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Securities owned by the Portfolio are valued at 3:00 pm Eastern Time based on the last sales price, or, lacking any sales, at the closing bid prices. These prices are obtained from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees"). If prices cannot be obtained through independent pricing services, methods of valuation are used that have been approved by the Trustees.

Repurchase agreements. The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

Foreign currency translation. Accounting records of the Portfolio are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Portfolio are denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Forward currency contracts. The Portfolio may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The market value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in market value is recorded by International as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, International records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Futures & options. The Portfolio may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Portfolio, or which it intends to purchase. Such transactions may be considered trading activity under GAAP. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those that are being considered for purchase.

To the extent that the Portfolio enters into futures contracts on an index or group of securities, the Portfolio exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the market value of the index. Upon entering into a futures contract, the Portfolio is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid. The Portfolio records realized gains or losses for the daily variation margin.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Portfolio to the loss of the premium paid if the Portfolio does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized appreciation or depreciation until closed, exercised or expired.

The Portfolio may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to current market value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Portfolio records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Portfolio records realized gains for the entire amount of premiums received. The Portfolio did not participate in options during the year.

Federal income taxes. The Portfolio will be treated as partnerships for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolios ordinary income and capital gains. It is the Portfolios policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

Other. The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, (except in the case of foreign securities, in which dividends are recorded as soon after the ex-dividend as the Portfolio becomes aware of such dividends), and interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan.

2.  Investment Transactions

For the six months ended June 30, 2002, the cost of purchases and proceeds from sales or maturities of long-term investments were $3,231,298 and $4,566,964, respectively.

The U.S. federal income tax basis of the Portfolio's investments at June 30, 2002, was $25,175,792 and net unrealized depreciation for U.S. federal income tax purposes was $2,004,419 (gross unrealized appreciation $1,823,529; gross unrealized depreciation $3,827,948).

3.  Investment Advisory Fees and Other Transactions With Affiliates

Meeder Asset Management, Inc. (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. (formerly Muirfield Investors, Inc.) ("Meeder"), provides the Portfolio with investment management, research, statistical and advisory services. Under a separate Investment Subadvisory Agreement with MAM, CGU Fund Management ("CGU") serves as subadvisor of the Portfolio.

For such services the Portfolio pays monthly an annual fee of 1.00% of average daily net assets. As subadvisor to the Portfolio, CGU is paid 1.00% of the 1.00% of average daily net assets up to $10 million, 0.30% of the 1.00% of average daily net assets exceeding $10 million up to $20 million, and 0.65% of the 1.00% of average daily net assets exceeding $20 million.

Trustees and Officers
--------------------------------------------------------------------------------

Certain trustees and officers of the Portfolio are also officers or directors of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and the Portfolio and elect their officers. The officers are responsible for the Portfolio's day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

Name, Address(1), and
Year of Birth              Position and Length of Service(2) Principal Occupation During Past Five Years
-------------              --------------------------------- -------------------------------------------
Robert S. Meeder, Sr.*     Trustee and President              Chairman of Meeder Asset
Year of Birth: 1929                                           Management, Inc., an investment
                                                              advisor; Chairman and Director of
                                                              Mutual Funds Service Co., the Fund
                                                              Complex's transfer agent; Director of
                                                              Adviser Dealer Services, Inc., the Fund
                                                              Complex's Distributor.

Milton S. Bartholomew      Trustee                            Retired; formerly a practicing attorney
Year of Birth: 1929                                           in Columbus, Ohio; member of the
                                                              Fund Complex's Audit Committee.

Roger D. Blackwell         Trustee                            Professor of Marketing and Consumer
Year of Birth: 1940                                           Behavior, The Ohio State University;
                                                              President of Blackwell Associates, Inc.,
                                                              a strategic consulting firm.

Robert S. Meeder, Jr.*     Trustee and Vice President         President of Meeder Asset
Year of Birth: 1961                                           Management, Inc.

Walter L. Ogle             Trustee                            Retired; formerly Executive Vice
Year of Birth: 1937                                           President of Aon Consulting, an
                                                              employee benefits consulting group;
                                                              member of the Fund Complex's Audit
                                                              Committee.

Charles A. Donabedian      Trustee                            President, Winston Financial, Inc.,
Year of Birth: 1943                                           which provides a variety of marketing
                                                              consulting services to investment
                                                              management companies; CEO,
                                                              Winston Advisors, Inc., an investment
                                                              advisor; member of the Fund
                                                              Complex's Audit Committee.

James W. Didion            Trustee                            Retired; formerly Executive Vice
Year of Birth: 1930                                           President of Core Source, Inc., an
                                                              employee benefit and Workers'
                                                              Compensation administration and
                                                              consulting firm (1991-1997).

Jack W. Nicklaus           Trustee                            Designer, Nicklaus Design, a golf
Year of Birth: 1961                                           course design firm and division of The
                                                              Nicklaus Companies.

(1) The address of each Trustee is 6000 Memorial Drive, Dublin, OH 43017.
(2) Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Portfolio. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Portfolio.

Manager and Investment Advisor:
Meeder Asset Management
6000 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Subadvisor/The International Equity Portfolio
CGU Fund Management
No. 1 Poultry
London, England EC2R 8EJ

Board of Trustees
Milton S. Bartholomew
Dr. Roger D. Blackwell
James Didion
Charles Donabedian
Robert S. Meeder, Sr.
Robert S. Meeder, Jr.
Jack Nicklaus II
Walter L. Ogle

Custodian
U.S. Bank, N.A.
Cincinnati, Ohio 45201

Transfer Agent Dividend Disbursing Agent
Mutual Funds Service Co.
6000 Memorial Drive
Dublin, Ohio 43017

Auditors
KPMG LLP
Columbus, Ohio 43215

Meeder
   Advisor Funds
   6000 Memorial Drive, Dublin Ohio, 43017
   Call Toll Free 800-494-3539
   Local 614-766-7074  Fax 614-766-6669
   Distributed by Adviser Dealer Services, Inc.